Average Annual Total Returns{- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund PRO-10 - Fidelity New Markets Income Fund	Fidelity New Markets Income Fund Return Before Taxes Past 1 year	Fidelity New Markets Income Fund Return Before Taxes Past 5 years	Fidelity New Markets Income Fund Return Before Taxes Past 10 years	Fidelity New Markets Income Fund After Taxes on Distributions Past 1 year	Fidelity New Markets Income Fund After Taxes on Distributions Past 5 years	Fidelity New Markets Income Fund After Taxes on Distributions Past 10 years	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity New Markets Income Fund After Taxes on Distributions and Sales Past 10 years	JP045 Past 1 year	JP045 Past 5 years	JP045 Past 10 years
Total	4.60%	6.21%	5.53%	2.79%	3.95%	3.19%	2.65%	3.79%	3.28%	5.88%	6.84%	5.97%